Note 10 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2019	June 30, 2020
A.	Term Loans:
	1.	Mas Shipping Co.	–	–
	2.	Montes Shipping Co. and Kelsen Shipping Co.	22,000	8,500
	3.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	–	–
	4.	Raymond Shipping Co. and Terance Shipping Co.	–	–
	5.	Uriza Shipping S.A.	23,833	21,667
	6.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	65,375	–
	7.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	18,080	–
	8.	Nerida Shipping Co.	13,575	12,675
	9.	Costamare Inc.	155,195	–
	10.	Singleton Shipping Co. and Tatum Shipping Co.	44,000	42,400
	11.	Reddick Shipping Co. and Verandi Shipping Co.	20,120	17,680
	12.	Costamare. Inc.	36,385	32,385
	13.	Bastian Shipping Co. and Cadence Shipping Co.	128,400	120,800
	14.	Adele Shipping Co.	66,500	63,500
	15.	Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co.	147,110	141,330
	16.	Quentin Shipping Co. and Sander Shipping Co.	91,239	85,716
	17.	Costamare Inc.	–	29,222
	18.	Capetanissa Maritime Corporation et al.	–	70,000
	19.	Caravokyra Maritime Corporation et al.	–	70,000
	20.	Achilleas Maritime Corporation et al.	–	70,000
		Total Term Loans	$831,812	$785,875
B.	Other financing arrangements		594,350	566,154
		Total long-term debt	$1,426,162	$1,352,029
		Less: Deferred financing costs	(9,012)	(9,263)
		Total long-term debt, net	1,417,150	1,342,766
		Less: Long-term debt current portion	(213,022)	(169,951)
		Add: Deferred financing costs, current portion	2,277	2,121
		Total long-term debt, non-current, net	$1,206,405	$1,174,936

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2020	$77,630
2021	151,044
2022	123,760
2023	132,341
2024	143,707
2025 and thereafter	723,547
Total	$1,352,029

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2020	$10,874
Additions	1,916
Amortization and write-off	(1,944)
Balance, June 30, 2020	$10,846
Less: Current portion of financing costs	(2,652)
Financing costs, non-current portion	$8,194